Fair Value of Financial Instruments - Fair Value of financial instruments (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Fair Value Of Financial Instruments
Cash and cash equivalents - Book Value		$ 68,690	$ 78,541
Cash and cash equivalents - Fair Value		68,690	78,541
Restricted cash - Book Value		10	310
Restricted cash - Fair Value		10	310
Senior and ship mortgage notes, net - Book Value		(498,733)	(496,608)
Senior and ship mortgage notes, net - Fair Value		(497,901)	(491,976)
Long-term debt, including current portion - Book Value		(45,295)	(59,313)
Long-term debt, including current portion - Fair Value	[1]	(45,352)	(59,385)
Convertible debenture payable to affiliate companies - Book Value	[1]	(121,202)	(118,833)
Convertible debenture payable to affiliate companies - Fair Value	[1]	$ (121,202)	$ (118,833)	[2]

[1]	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.
[2]	The fair value of the Company’s Convertible Debenture is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.